Group Statement of Changes in Shareholders' Equity - ZAR (R) R in Millions	Total	Share capital and premium	Accumulated loss	Other reserves	Non-controlling interests [member]
Beginning balance (in shares) at Jun. 30, 2020		603,142,706
Beginning balance Parent at Jun. 30, 2020		R 32,937	R (12,583)	R 3,017
Beginning balance NCI at Jun. 30, 2020					R 4
Beginning balance Equity at Jun. 30, 2020	R 23,375
Exercise of employee share options (in shares)		12,909,491
Share issue related cost	(3)	R (3)
Share-based payments	156			156
Non-controlling interest recognised at acquisition date	(5)			(4)	(1)
Net profit (loss) for the year attributable to owners of parent	5,087		5,087
Non-controlling interest	37				37
Net profit/(loss) for the year	5,124
Other comprehensive income for the year				3,230
Other comprehensive income, attributable to non-controlling interests					21
Other comprehensive income	3,251
Dividends paid	R (684)		(677)		(7)
Ending balance (in shares) at Jun. 30, 2021	616,052,000	616,052,197
Ending balance Parent at Jun. 30, 2021		R 32,934	(8,173)	6,399
Ending balance NCI at Jun. 30, 2021					54
Ending balance Equity at Jun. 30, 2021	R 31,214
Exercise of employee share options (in shares)		473,505
Share-based payments	143			143
Net profit (loss) for the year attributable to owners of parent	(1,052)		(1,052)
Non-controlling interest	40				40
Net profit/(loss) for the year	(1,012)
Other comprehensive income for the year				202
Other comprehensive income, attributable to non-controlling interests					0
Other comprehensive income	202
Dividends paid	R (430)		(414)		(16)
Ending balance (in shares) at Jun. 30, 2022	616,526,000	616,525,702
Ending balance Parent at Jun. 30, 2022	R 30,039	R 32,934	(9,639)	6,744
Ending balance NCI at Jun. 30, 2022	78				78
Ending balance Equity at Jun. 30, 2022	30,117
Exercise of employee share options (in shares)		1,546,270
Share-based payments	114			114
Net profit (loss) for the year attributable to owners of parent	4,820		4,820
Non-controlling interest	63				63
Net profit/(loss) for the year	4,883
Other comprehensive income for the year				(80)
Other comprehensive income, attributable to non-controlling interests					0
Other comprehensive income	(80)
Dividends paid	R (154)		(136)		(18)
Ending balance (in shares) at Jun. 30, 2023	618,072,000	618,071,972
Ending balance Parent at Jun. 30, 2023	R 34,757	R 32,934	R (4,955)	R 6,778
Ending balance NCI at Jun. 30, 2023	123				R 123
Ending balance Equity at Jun. 30, 2023	R 34,880